EQUITY - Share capital (Details) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺) Vote ₺ / shares shares	Dec. 31, 2023 TRY (₺) ₺ / shares shares
Share capital
Number of shares authorised and paid-in | shares	325,998,290	325,998,290
Nominal value per share | ₺ / shares	₺ 0.2	₺ 0.2
Historic paid in capital	₺ 65,200	₺ 65,200
Issued capital	₺ 719,960	₺ 719,960
Shares held by shareholders (in percent)	100.00%	100.00%
TurkCommerce B.V.
Share capital
Issued capital	₺ 94,682	₺ 94,682
Shares held by shareholders (in percent)	13.00%	13.00%
Hanzade Vasfiye Dogan Boyner
Share capital
Issued capital	₺ 154,293	₺ 154,293
Shares held by shareholders (in percent)	21.00%	21.00%
Vuslat Dogan Sabanci
Share capital
Issued capital	₺ 107,198	₺ 107,198
Shares held by shareholders (in percent)	15.00%	15.00%
Yasar Begumhan Dogan Faralyali
Share capital
Issued capital	₺ 107,198	₺ 107,198
Shares held by shareholders (in percent)	15.00%	15.00%
Arzuhan Dogan Yalcindag
Share capital
Issued capital	₺ 97,772	₺ 97,772
Shares held by shareholders (in percent)	14.00%	14.00%
Isil Dogan
Share capital
Issued capital	₺ 4,489	₺ 4,489
Shares held by shareholders (in percent)	1.00%	1.00%
Other
Share capital
Issued capital	₺ 10,223	₺ 10,223
Shares held by shareholders (in percent)	2.00%	2.00%
Public shares
Share capital
Issued capital	₺ 144,105	₺ 144,105
Shares held by shareholders (in percent)	20.00%	20.00%
Class A ordinary shares
Share capital
Number of shares authorised and paid-in | shares	40,000,000
Number of votes | Vote	15
Class B ordinary shares
Share capital
Number of shares authorised and paid-in | shares	285,998,290
Number of votes | Vote	1